Exhibit 99.1

15Ga-1 Representations and Warranties Table (FN1)

Asset Class: RMBS
Name of Issuing Entity	Check if registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Saxon Asset Securities Trust 2004-2 (0001299037)	X	Saxon	7,586	1,127,551,394	100.00%	1	147,480	0.11%	-	-	0.00%	1	147480	0.11%	-	-	0.00%	-	-	0.00%	-	-	0.00%
		Total	7,586	1,127,551,394	100.00%	1	147,480	0.11%	-	-	0.00%	1	147,480	0.11%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Saxon Asset Securities Trust 2007-1 (0001387989)	X	Saxon	3,134	622,167,807	100.00%	153	27,284,345	13.60%	1	294,298	0.14%	-	-	0.00%	152	26,990,047	13.46%	-	-	0.00%	-	-	0.00%
		Total	3,134	622,167,807	100.00%	153	27,284,345	13.60%	1	294,298	0.14%	-	-	0.00%	152	26,990,047	13.46%	-	-	0.00%	-	-	0.00%
Saxon Asset Securities Trust 2007-2 (0001396857)	X	Saxon	4,257	870,703,726	100.00%	2	488,274	0.16%	-	-	0.00%	1	357,996	0.12%	1	130,278	0.04%	-	-	0.00%	-	-	0.00%
		Total	4,257	870,703,726	100.00%	2	488,274	0.16%	-	-	0.00%	1	357,996	0.12%	1	130,278	0.04%	-	-	0.00%	-	-	0.00%
Saxon Asset Securities Trust 2007-3 (0001407136)	X	Saxon Funding Management LLC	5,458	1,412,940,627	100.00%	1	144,459	0.02%	-	-	0.00%	1	144,459	0.02%	-	-	0.00%	-	-	0.00%	-	-	0.00%
		Total	5,458	1,412,940,627	100.00%	1	144,459	0.02%	-	-	0.00%	1	144,459	0.02%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Saxon Asset Securities Trust 2007-4 (144A)		Saxon	1,676	482,144,861	99.96%	827	262,463,148	54.41%	-	-	0.00%	-	-	0.00%	827	262,463,148	54.41%	-	-	0.00%	-	-	0.00%
		Lime Financial Services, LTD	1	198,503	0.04%
		Total	1,677	482,343,364	100.00%	827	262,463,148	54.41%	-	-	0.00%	-	-	0.00%	827	262,463,148	54.41%	-	-	0.00%	-	-	0.00%
Aggregate Total			22,112	4,515,706,918		984	290,527,707		1	294,298		3	649,936		980	289,583,473		-	-		-	-

FN1: In connection with the preparation of Form ABS 15Ga-1, we undertook the following steps to gather the information required by Rule 15Ga-1:  (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of our affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might have received repurchase requests (such parties, "Demand Entities"), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.
FN2: We identified the "originator" on the same basis that we would identify the originator for purposes of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1125) for registered transactions.
FN3: Reflects aggregate numbers for all demand activity shown in this table.
FN4: Includes loans for which the repurchase price or replacement asset was received during the reporting period.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
FN5: Includes loans for which the securitizer is aware that the responsible party has agreed to repurchase or replace the loan but has not yet repurchased or replaced such loans.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
FN6: Includes demands received during and prior to the reporting period covered by this Form ABS-15Ga-1 unless the loan falls into one of the other categories reflected on this chart or the demand was received prior to this reporting period and was finally resolved prior to this reporting period.  If the securitizer is not the party responsible for repurchasing a loan subject to a demand, the loan is reflected in this column until the securitizer has been informed by the related trustee that the loan has been repurchased or replaced.
FN7: Includes loans for which the buyback demand was withdrawn by the party submitting the demand during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
FN8: Includes loans (i) for which a demand was received, a rebuttal was made and there was no response within 90 days of the rebuttal and (ii) for which the related obligor has repaid the loan in full, in each case during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
FN9: Principal balance was determined as of the earlier of (i) the principal balance reported in the March 2015 distribution date report and (ii) the principal balance on the distribution date immediately preceding the period for which the distribution date report reflected that the loan was removed from the pool.  Liquidated loans reflect amounts received as borrower payments, insurance proceeds and all other liquidation proceeds.  For Saxon Asset Securities Trust 2007-4 (144A), the principal balance of the loans as of the closing date is used because the current principal balance is not publicly available.
FN10: % of principal balance was calculated by using the principal balance as described in footnote 9 divided by the aggregate principal balance of the pool assets reported in the March 2015 distribution date report.  Because the aggregate principal balance of the remaining pool assets may be less than the principal balance of the repurchase demands calculated as described in footnote 9, the percentage shown in this column may exceed 100%.